SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Current tax provision	$ 562,765	$ 451,198
Deferred tax provision (benefit)	(28)	13,879
Income tax provision	562,737	465,077
CAYMAN ISLANDS
Current tax provision
Deferred tax provision (benefit)
HONG KONG
Current tax provision
Deferred tax provision (benefit)
CHINA
Current tax provision	562,765	451,198
Deferred tax provision (benefit)	$ (28)	$ 13,879